Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information
Entity Registrant Name	Sunshine Heart, Inc.
Entity Central Index Key	0001506492
Document Type	S-1
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company